Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	SCT Total		Average SCT	Average CAP	Total
Fiscal	for	CAP to	Total for	to Non-PEO	Shareholder	Net income (loss)
Year	PEO (1)	PEO (1)(2)	Non-PEO NEOs (3)	NEOs (3)(4))	Return (5)	(in thousands) (6)
2025	$1,315,704	$1,255,647	$844,566	$816,476	$109.35	$1,473
2024	1,080,561	610,200	707,171	443,562	130.66	4,080
2023	1,987,354	2,104,263	756,431	1,149,262	184.95	35,217
(1)	Mr. Loyd served as our PEO for all fiscal years presented.
(2)	CAP to our PEO was calculated in accordance with FASB ASC Topic 718 using valuation assumptions not materially different from those at the time of grant. Adjustments to stock-based compensation from the fair value at the time of grant are as follows:

					Year-over-year
		Deduction	Year-end	Vesting Date	Change in Fair	Change in Fair
		for Amounts	Fair Value of	Fair Value of	Value of	Value of Vested
	SCT Total	under Stock	Unvested	Vested Awards	Unvested	Awards Granted
Fiscal	for	Awards Column	Awards Granted	Granted During	Awards Granted	in Prior
Year	PEO	in SCT	During the Year	the Year(a)	in Prior Year(s)	Year(s)(a)		CAP Total(b)
2025	$1,315,704	$(534,672)	$441,791	$50,093	$(98,692)	$81,423		$1,255,647
2024	1,080,561	(422,604)	281,649	37,869	(401,636)	34,361		610,200
2023	1,987,354	(1,325,285)	1,364,352	61,281	—	16,561	(c)	2,104,263

a.	Includes cash dividends paid during the fiscal years presented on unvested restricted stock awards beneficially owned.
b.	The fair values associated with performance-based award units contingent on achieving outperform targets, which were considered not probable of achievement at issuance, were excluded from the computation of CAP for the table above. If these performance-based contingent share units were considered probable of vesting, then the CAP fair value of the awards would be as follows:

		Year-over-year	Fair Value
	Year-end	Change in Fair	at Prior
	Fair Value of	Value of	Year-end of
	Unvested	Unvested	Awards
Fiscal	Awards Granted	Awards Granted	Forfeited
Year	During the Year	in Prior Year(s)	During the Year	CAP Adjustment
2025	$109,056	($28,007)	$(48,925)	$32,124
2024	33,135	(79,825)	—	(46,690)
2023	128,750	—	—	128,750
c.	Awards of time-vested restricted stock were granted to Mr. Loyd in connection with his compensation as a board member during the fiscal year 2022. These awards vested in full on December 8, 2022, the date of the prior year’s annual meeting of stockholders of the Company.
(3)	For all fiscal years presented, our non-PEO NEOs include Mr. Bunch and Mr. Stash. Mr. Bunch was appointed Chief Operating Officer on February 21, 2023. Averages for all fiscal years presented were calculated using a straight average of amounts earned, if any, for each category by Mr. Bunch and Mr. Stash during the years.
(4)	Average CAP to our non-PEO NEOs was calculated in accordance with FASB ASC Topic 718 using valuation assumptions not materially different from those at the time of grant. Adjustments to stock-based compensation from the fair value at the time of grant are as follows:

					Year-over-year
	Average	Deduction	Year-end	Vesting Date	Change in Fair	Change in Fair
	SCT Total	for Amounts	Fair Value of	Fair Value of	Value of	Value of Vested
	for	under Stock	Unvested	Vested Awards	Unvested	Awards Granted
Fiscal	Non-PEO	Awards Column	Awards Granted	Granted During	Awards Granted	in Prior
Year	NEOs	in SCT	During the Year	the Year(a)	in Prior Year(s)	Year(s)(a)	CAP Total(b)
2025	$844,566	$(283,831)	$234,525	$26,592	$(47,829)	$42,453	$816,476
2024	707,171	(224,335)	149,510	20,102	(187,022)	(21,864)	443,562
2023	756,431	(421,101)	514,471	19,565	140,751	139,145	1,149,262

a.	Includes cash dividends paid during the fiscal years presented on unvested restricted stock awards beneficially owned.
b.	The fair values associated with performance-based award units contingent on achieving outperform targets, which were considered not probable of achievement at issuance, were excluded from the computation of CAP for the table above. If these performance-based contingent share units were considered probable of vesting, then the CAP fair value of the awards would be as follows:

		Year-over-year	Fair Value
	Year-end	Change in Fair	at Prior
	Fair Value of	Value of	Year-end of
	Unvested	Unvested	Awards
Fiscal	Awards Granted	Awards Granted	Forfeited
Year	During the Year	in Prior Year(s)	During the Year	CAP Adjustment
2025	$57,893	$(14,867)	$(16,826)	$26,200
2024	17,590	(27,452)	(99,697)	(109,559)
2023	44,278	50,734	—	95,012

(5)	The Company’s Total Shareholder Return for each period presented is calculated cumulatively as an initial fixed $100 investment at the applicable measurement point with dividends reinvested for each measurement in accordance with Item 201(e) of Regulation S-K.
(6)	Represents Net Income (Loss) as reported in the Company’s audited consolidated financial statements included in our Annual Report on Form 10-K for the fiscal years ended June 30, 2025, 2024 and 2023.

Named Executive Officers, Footnote	Mr. Loyd served as our PEO for all fiscal years presented.For all fiscal years presented, our non-PEO NEOs include Mr. Bunch and Mr. Stash. Mr. Bunch was appointed Chief Operating Officer on February 21, 2023. Averages for all fiscal years presented were calculated using a straight average of amounts earned, if any, for each category by Mr. Bunch and Mr. Stash during the years.
PEO Total Compensation Amount	$ 1,315,704	$ 1,080,561	$ 1,987,354
PEO Actually Paid Compensation Amount	$ 1,255,647	610,200	2,104,263
Adjustment To PEO Compensation, Footnote
(2)	CAP to our PEO was calculated in accordance with FASB ASC Topic 718 using valuation assumptions not materially different from those at the time of grant. Adjustments to stock-based compensation from the fair value at the time of grant are as follows:

					Year-over-year
		Deduction	Year-end	Vesting Date	Change in Fair	Change in Fair
		for Amounts	Fair Value of	Fair Value of	Value of	Value of Vested
	SCT Total	under Stock	Unvested	Vested Awards	Unvested	Awards Granted
Fiscal	for	Awards Column	Awards Granted	Granted During	Awards Granted	in Prior
Year	PEO	in SCT	During the Year	the Year(a)	in Prior Year(s)	Year(s)(a)		CAP Total(b)
2025	$1,315,704	$(534,672)	$441,791	$50,093	$(98,692)	$81,423		$1,255,647
2024	1,080,561	(422,604)	281,649	37,869	(401,636)	34,361		610,200
2023	1,987,354	(1,325,285)	1,364,352	61,281	—	16,561	(c)	2,104,263

a.	Includes cash dividends paid during the fiscal years presented on unvested restricted stock awards beneficially owned.
b.	The fair values associated with performance-based award units contingent on achieving outperform targets, which were considered not probable of achievement at issuance, were excluded from the computation of CAP for the table above. If these performance-based contingent share units were considered probable of vesting, then the CAP fair value of the awards would be as follows:

		Year-over-year	Fair Value
	Year-end	Change in Fair	at Prior
	Fair Value of	Value of	Year-end of
	Unvested	Unvested	Awards
Fiscal	Awards Granted	Awards Granted	Forfeited
Year	During the Year	in Prior Year(s)	During the Year	CAP Adjustment
2025	$109,056	($28,007)	$(48,925)	$32,124
2024	33,135	(79,825)	—	(46,690)
2023	128,750	—	—	128,750
c.	Awards of time-vested restricted stock were granted to Mr. Loyd in connection with his compensation as a board member during the fiscal year 2022. These awards vested in full on December 8, 2022, the date of the prior year’s annual meeting of stockholders of the Company.

Non-PEO NEO Average Total Compensation Amount	$ 844,566	707,171	756,431
Non-PEO NEO Average Compensation Actually Paid Amount	$ 816,476	443,562	1,149,262
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Average CAP to our non-PEO NEOs was calculated in accordance with FASB ASC Topic 718 using valuation assumptions not materially different from those at the time of grant. Adjustments to stock-based compensation from the fair value at the time of grant are as follows:

					Year-over-year
	Average	Deduction	Year-end	Vesting Date	Change in Fair	Change in Fair
	SCT Total	for Amounts	Fair Value of	Fair Value of	Value of	Value of Vested
	for	under Stock	Unvested	Vested Awards	Unvested	Awards Granted
Fiscal	Non-PEO	Awards Column	Awards Granted	Granted During	Awards Granted	in Prior
Year	NEOs	in SCT	During the Year	the Year(a)	in Prior Year(s)	Year(s)(a)	CAP Total(b)
2025	$844,566	$(283,831)	$234,525	$26,592	$(47,829)	$42,453	$816,476
2024	707,171	(224,335)	149,510	20,102	(187,022)	(21,864)	443,562
2023	756,431	(421,101)	514,471	19,565	140,751	139,145	1,149,262

a.	Includes cash dividends paid during the fiscal years presented on unvested restricted stock awards beneficially owned.
b.	The fair values associated with performance-based award units contingent on achieving outperform targets, which were considered not probable of achievement at issuance, were excluded from the computation of CAP for the table above. If these performance-based contingent share units were considered probable of vesting, then the CAP fair value of the awards would be as follows:

		Year-over-year	Fair Value
	Year-end	Change in Fair	at Prior
	Fair Value of	Value of	Year-end of
	Unvested	Unvested	Awards
Fiscal	Awards Granted	Awards Granted	Forfeited
Year	During the Year	in Prior Year(s)	During the Year	CAP Adjustment
2025	$57,893	$(14,867)	$(16,826)	$26,200
2024	17,590	(27,452)	(99,697)	(109,559)
2023	44,278	50,734	—	95,012

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 109.35	130.66	184.95
Net Income (Loss)	$ 1,473,000	4,080,000	35,217,000
PEO Name	Mr. Loyd
PEO
Pay vs Performance Disclosure
Year-end Fair Value of Unvested Awards Granted During the Year	$ 109,056	33,135	128,750
Year-over-year Change in Fair Value of Unvested Awards Granted in Prior Year(s)	(28,007)	(79,825)
Fair Value at Prior Year-end of Awards Forfeited During the Year	(48,925)
CAP Adjustment	32,124	(46,690)	128,750
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(534,672)	(422,604)	(1,325,285)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	441,791	281,649	1,364,352
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,692)	(401,636)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,093	37,869	61,281
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,423	34,361	16,561
Non-PEO NEO
Pay vs Performance Disclosure
Year-end Fair Value of Unvested Awards Granted During the Year	57,893	17,590	44,278
Year-over-year Change in Fair Value of Unvested Awards Granted in Prior Year(s)	(14,867)	(27,452)	50,734
Fair Value at Prior Year-end of Awards Forfeited During the Year	(16,826)	(99,697)
CAP Adjustment	26,200	(109,559)	95,012
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(283,831)	(224,335)	(421,101)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,525	149,510	514,471
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,829)	(187,022)	140,751
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,592	20,102	19,565
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 42,453	$ (21,864)	$ 139,145